Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000233407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conductor Global Equity Value ETF
Without Sales Load [Member] | C000233407
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%	9.55%	6.33%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI ACWI SMID Value Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World SMID Value Index
Average Annual Return, Percent	13.20%	12.86%	7.70%